Revenue Recognition (Tables) - SoundHound, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition (Tables) [Line Items]
Schedule of consolidated balance sheet data
	(in thousands)
	Balance as of December 31, 2018	Impact of 606 restatement adjustment	Balance as of January 1, 2019 – as restated
Accounts
Assets
Unbilled accounts receivable	$459	$(85)	$374
Accounts receivable	754	982	1,736
Deferred costs – App Store commissions	39	(88)	(49)
Liabilities
Contract liability	7,161	7,756	14,917
Equity
Accumulated deficit	$161,368	$6,947	$168,315

Schedule of revenue, classified by the major geographic region
	For the nine months ended September 30,
	2021	2020
Germany	$7,031	$2,268
Unites States	3,593	2,610
Japan	2,874	2,559
Korea	1,180	1,309
Other	1,172	60
Total	$15,850	$8,806

Revenues:
United States	$3,538
Japan	3,496
Korea	1,855
Germany	3,339
Other	789
Total	$13,017

2019
Revenues:
United States	$5,247
Korea	920
Germany	870
Other	640
$7,677

Schedule of revenues under each performance
	For the nine months ended September 30,
	2021	2020
Hosted services	$9,698	$5,631
Professional services	5,114	2,139
Monetization	1,038	1,036
Total	$15,850	$8,806

Schedule of revenue recognition pattern
	For the nine months ended September 30,
	2021	2020
Over time revenue	$10,047	$7,473
Point-in-time	5,803	1,333
Total	$15,850	$8,806

Schedule of Service
	For the nine months ended September 30,
	2021	2020
Product Royalties	$13,636	$6,891
Service Subscriptions	1,176	879
Monetization	1,038	1,036
Total	$15,850	$8,806